COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 402
Royalty percentage	1.00%
Research and development expenses milestone payment	$ 750	$ 225	$ 500
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 1,950	554	1,004
Contingent royalty obligations	$ 8,281
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	3.00%
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	5.00%
Antibodies Discovery Collaboration Agreement [Member]
Other Commitments [Line Items]
Contingent fees	$ 0	$ 0	$ 1,000
Gilead Agreement [Member]
Other Commitments [Line Items]
Royalties accrual	$ 704